SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warranty provision [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 243	$ 243	$ 250
Additions	79	0	80
Deductions		0	(87)
Balance, ending	322	243	243
Provision for current expected credit losses [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	527	389	306
Additions	90	200	269
Deductions	(272)	(62)	(186)
Balance, ending	$ 345	$ 527	$ 389